Employee Benefits	12 Months Ended
Dec. 31, 2010
Employee Benefits
Employee Benefits

17. Employee benefits

The full-time employees of the Company's subsidiaries and the VIEs that are incorporated in the PRC are entitled to staff welfare benefits, including medical care, welfare subsidies, unemployment insurance, pension benefits and housing fund. These companies are required to accrue for these benefits based on certain percentages of the employees' salaries in accordance with the relevant regulations, and to make contributions to the state sponsored pension and medical plans out of the amounts accrued for medical and pension benefits. The total amounts charged to the statements of operations for such employee benefits amounted to approximately RMB25,862,197, RMB46,012,764 and RMB86,753,359 for the years ended December 31, 2008, 2009 and 2010, respectively. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees and the Company's obligation is limited to the amounts contributed.